Goldman Sachs Buffered S&P 500 Fund - Mar-Sep Investment Strategy - Inst [Member] - Goldman Sachs Buffered S&P 500 Fund - Mar-Sep	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve a total return, for a six-month period from March 1 to August 31 or September 1 to February 28 or February 29, as applicable (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities included in the Underlying Index and other instruments that reference and/or provide investment exposure to the Underlying Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. The Fund’s current Outcome Period is the six-month period from March 2, 2026 to August 31, 2026.* The targeted outcomes sought by the Fund, which include the buffer and cap discussed below, are based primarily upon the performance of the Underlying Index over successive six-month periods from March 1 to August 31 and September 1 to February 28 or 29, as applicable. ◼Buffer: The Fund seeks to provide a downside buffer against approximately the first 5% of losses of the Underlying Index over each Outcome Period, before the deduction of Fund fees and expenses (the “Buffer”). After deducting Fund fees and expenses, the Buffer is expected to be approximately 4.64% for each Outcome Period. The Fund, and therefore its investors, will participate in all losses of the Underlying Index in excess of the Buffer, but not losses up to the Buffer (which, after deducting Fund fees and expenses, is expected to be approximately 4.64%). There is no guarantee the Fund will successfully buffer against losses of the Underlying Index. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below. ◼Cap: The Fund’s performance is subject to an upside return limit – or “cap” – that represents the maximum percentage return the Fund can achieve for the duration of the Outcome Period (the “Cap”). The initial Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer and may increase or decrease from one Outcome Period to the next. If the value of the Underlying Index increases over an Outcome Period but its return remains below the Cap, the Fund seeks to provide investment returns that track the performance of the Underlying Index, up to the Cap. If the value of the Underlying Index increases in excess of the Cap, the Fund will participate in the performance up to the Cap but not in further gains beyond the Cap. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below. The Buffer and Cap are calculated prior to taking into account the fees and expenses reflected in the Fund’s “Annual Fund Operating Expenses” Table (included above) annualized over each Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by the amount of Fund fees and expenses. Similarly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses in addition to losses beyond the Buffer. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by a Fund throughout an entire Outcome Period. The Fund’s website (am.gs.com) provides important information about the Fund on a daily basis, including information about the Buffer and the Cap for the then-current Outcome Period, the then-current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering an investment in the Fund must visit the website for the latest information. In order to implement the Buffer and Cap, the Fund will primarily invest in FLexible EXchange® Options (“FLEX Options”) and over-the-counter (“OTC”) and listed call and put options that reference the Underlying Index (together with FLEX Options, “S&P 500 Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Options Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates. The Fund will purchase and sell call and put S&P 500 Options to seek to achieve two main targeted outcomes within the Fund’s portfolio. One set of options is designed to buffer the Fund from losses over an Outcome Period, while another set is designed to produce returns that track those of the Underlying Index over an Outcome Period, up to the Cap for that Outcome Period. In addition to S&P 500 Options, the Fund may invest in other derivatives, including futures contracts, to seek to achieve these targeted outcomes. The first set of S&P 500 Options is designed to buffer the Fund from losses of up to approximately 5% if the Underlying Index experiences a loss at the end of an Outcome Period. The Fund will generally create this first set of options by employing at-the-money and/or out-of-the-money put S&P 500 Options. There is no guarantee that the Fund will be successful in its attempts to buffer against losses of the Underlying Index and an investor may lose their entire investment. The Buffer is operative only against approximately the first 5% of Underlying Index losses at the end an Outcome Period. If the Underlying Index has decreased in value by more than the Buffer (approximately 5%) at the end of an Outcome Period, the Fund, and therefore its investors, will participate in those losses. The Buffer is calculated prior to taking into account Fund fees and expenses. After deducting Fund fees and expenses, the Buffer is expected to be approximately 4.64% for each Outcome Period. If an investor purchases shares of the Fund after the commencement of an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer for the remainder of the Outcome Period. Conversely, after the commencement of the Outcome Period, if the Fund has already increased in value since the start of the Outcome Period, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer. Furthermore, because the Buffer is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the Buffer. The second set of S&P 500 Options is designed to produce returns that track those of the Underlying Index over an Outcome Period if the value of the Underlying Index increases during that Outcome Period. However, unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. The Fund will generally create the second set of options by employing at-the-money and/or out-of-the-money call S&P 500 Options. This means that if the value of the Underlying Index increases over an Outcome Period beyond the level of the Cap, the Fund will not participate in those excess gains. Therefore, regardless of the performance of the Underlying Index, the Cap, before Fund fees and expenses, is the maximum return an investor can achieve from an investment in the Fund over an Outcome Period. In the event an investor purchases shares of a Fund after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap for that Outcome Period, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. The Cap is based on the strike prices of the S&P 500 Options that the Fund has sold over an Outcome Period. The Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer. The Cap may increase or decrease from one Outcome Period to the next. As the S&P 500 Options mature at the end of a six-month Outcome Period, the Fund will enter into a new set of S&P 500 Options, which may increase or decrease the Cap for the subsequent six-month Outcome Period. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. Approximately one week prior to the start of an Outcome Period, the Fund will supplement this Prospectus and publish on its website (am.gs.com) the anticipated ranges for the Cap for the next Outcome Period. On or about the commencement of an Outcome Period, the Fund will supplement this Prospectus and publish on its website (am.gs.com) the Fund’s final Buffer and Cap for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information. The outcomes sought by the Fund are based upon the Fund’s net asset value (“NAV”) on the business day immediately prior to the first day of an Outcome Period. Each S&P 500 Option’s value is ultimately derived from the performance of the Underlying Index during an Outcome Period. To achieve the desired outcomes for an Outcome Period, an investor must hold Fund shares for the entire six-month Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely have purchased shares at a different NAV than the NAV upon which the targeted outcomes are based and, accordingly, will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that redeems shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes. Illustration: Potential Scenarios (Before Fund Fee and Expense Deductions) The following chart and table illustrate the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period. The returns shown in the chart and table are based on a hypothetical Buffer and Cap and hypothetical performance of the Underlying Index in certain illustrative scenarios. The returns do not take into account the deduction of Fund fees and expenses (including brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses). If they did, the returns shown for the Fund would be lower. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome. The above chart and table are not intended to predict or project the performance of the S&P 500 Options, the Underlying Index or the Fund. The actual performance of the Underlying Index may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the S&P 500 Options, the Underlying Index or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information. The Fund may invest in one or more underlying funds (including exchange-traded funds (“ETFs”)) that seek to track the Underlying Index and one or more money market funds, including ETFs and money market funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund intends to also invest directly in fixed income securities (bonds) and equity securities (stocks). These investments may be publicly traded, privately issued, or negotiated. The percentage of the Fund invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness and determines the optimal option structure for the Outcome Period. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. In addition to S&P 500 Options, the Fund may invest in other derivatives, including credit default swaps (including credit default index swaps or “CDX”), total return swaps and futures, each of which can be used for hedging purposes, total return and equity market exposure. The Fund may also utilize various interest rate-related derivatives, including futures and swaps, to manage the duration of its fixed income positions. The Fund also may hold cash or invest in cash equivalents in order to collateralize its derivatives positions. Certain underlying funds may invest in derivatives for both hedging purposes and to seek to increase total return. The Investment Adviser measures the Fund’s performance against the S&P 500 Total Return Index (Net, USD, Unhedged) and against a composite index comprised of the S&P 500 Total Return Index (70%) and the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (30%). The S&P 500 Total Return Index is distinct from the Underlying Index because the Underlying Index only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by companies included in the index. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.